S000096482 [Member] Investment Objectives and Goals - Baron Global Durable Advantage ETF	Nov. 13, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Global Durable Advantage ETF
Objective, Primary [Text Block]	The investment goal of Baron Global Durable Advantage ETF (the “Fund”) is capital appreciation.